CONCERT ALLOCATION SERIES
BALANCED PORTFOLIO
GLOBAL PORTFOLIO
GROWTH PORTFOLIO
HIGH GROWTH PORTFOLIO
CONCERT PEACHTREE GROWTH FUND
CONCERT SOCIAL AWARENESS FUND
SMITH BARNEY AGGRESSIVE GROWTH FUND
SMITH BARNEY APPRECIATION FUND
SMITH BARNEY FUNDAMENTAL VALUE FUND
SMITH BARNEY BALANCED FUND
SMITH BARNEY CONVERTIBLE FUND
SMITH BARNEY EMERGING MARKETS PORTFOLIO
SMITH BARNEY EUROPEAN PORTFOLIO
SMITH BARNEY FINANCIAL SERVICES FUND
SMITH BARNEY HANSBERGER GLOBAL SMALL CAP VALUE FUND
SMITH BARNEY HANSBERGER GLOBAL VALUE FUND
SMITH BARNEY HEALTH SCIENCES FUND
SMITH BARNEY INTERNATIONAL EQUITY PORTFOLIO
SMITH BARNEY LARGE CAP BLEND FUND
SMITH BARNEY LARGE CAP VALUE FUND
SMITH BARNEY LARGE CAPITALIZATION GROWTH FUND
SMITH BARNEY MID CAP BLEND FUND
SMITH BARNEY NATURAL RESOURCES FUND
SMITH BARNEY PACIFIC PORTFOLIO
SMITH BARNEY PREMIER SELECTIONS LARGE CAP FUND
SMITH BARNEY PREMIUM TOTAL RETURN FUND
SMITH BARNEY SMALL CAP BLEND FUND
SMITH BARNEY SMALL CAP GROWTH FUND
SMITH BARNEY SMALL CAP VALUE FUND
SMITH BARNEY TECHNOLOGY FUND






SUPPLEMENT DATED MAY 15, 2000 TO PROSPECTUSES*

________________________

Effective June 5, 2000, the sales charge table and the section entitled " Investments of $500,000 or more" under "Sales charge -
Class A shares" is revised as follows:

Sales Charge as a % of
                                	Offering  	Net amount
Amount of purchase               	price (%) 	invested (%)

Less than $25,000                	5.00        	5.26
$25,000 but less than $50,000      	4.25        	4.44
$50,000 but less than $100,000     	3.75        	3.90
$100,000 but less than $250,000    	3.25        	3.36
$250,000 but less than $500,000    	2.75        	2.83
$500,000 but less than $1,000,000   2.00        	2.04
$1,000,000 or more	 		-0-			 -0-

Investments of $1,000,000 or more You do not pay an initial sales charge when you buy $1,000,000 or more of Class A shares.
However, if you redeem these Class A shares within one year of purchase, you will pay a deferred sales charge of 1%.














*Prospectuses dated:

SMITH BARNEY AGGRESSIVE GROWTH FUND INC.      		December 20, 1999

SMITH BARNEY APPRECIATION FUND INC.             	April 28, 2000

SMITH BARNEY CONCERT ALLOCATION SERIES INC.		June 1, 1999
	BALANCED PORTFOLIO
	GLOBAL PORTFOLIO
	GROWTH PORTFOLIO
	HIGH GROWTH PORTFOLIO

SMITH BARNEY EQUITY FUNDS

	CONCERT SOCIAL AWARENESS FUND				May 31, 1999
	SMITH BARNEY LARGE CAP BLEND FUND			May 31, 1999

SMITH BARNEY FUNDAMENTAL VALUE FUND INC.
	January 28, 2000

SMITH BARNEY FUNDS, INC.
LARGE CAP VALUE FUND						April 28, 2000

SMITH BARNEY INCOME FUNDS
	SMITH BARNEY BALANCED FUND 				November 28, 1999
	SMITH BARNEY CONVERTIBLE FUND				November 28, 1999
	SMITH BARNEY PREMIUM TOTAL RETURN FUND		April 28, 2000

SMITH BARNEY INVESTMENT FUNDS INC.
	CONCERT PEACHTREE GROWTH FUND				March 13, 2000
	SMITH BARNEY HANSBERGER GLOBAL SMALL CAP VALUE FUND 	August 30, 1999
	SMITH BARNEY HANSBERGER GLOBAL VALUE FUND		August 30, 1999
	SMITH BARNEY PREMIER SELECTIONS LARGE CAP FUND	July 16, 1999,
									as amended
									March 6, 2000
	SMITH BARNEY SMALL CAP VALUE FUND			January  28, 2000
	SMITH BARNEY SMALL CAP GROWTH FUND			October 11, 1999

SMITH BARNEY INVESTMENT TRUST
	SMITH BARNEY LARGE CAPITALIZATION GROWTH FUND 	March 29, 2000
	SMITH BARNEY MID CAP BLEND FUND			March 29, 2000

SMITH BARNEY SECTOR SERIES INC.				February 14, 2000
	SMITH BARNEY FINANCIAL SERVICES FUND
	SMITH BARNEY HEALTH SCIENCES FUND
	SMITH BARNEY NATURAL RESOURCES FUND
	SMITH BARNEY TECHNOLOGY FUND
	SMITH BARNEY SMALL CAP BLEND FUND, INC.   	April 28, 2000

SMITH BARNEY WORLD FUNDS, INC.
	EMERGING MARKETS PORTFOLIO				February 28, 2000
	EUROPEAN PORTFOLIO					February 28, 2000
	INTERNATIONAL EQUITY PORTFOLIO			February 28, 2000
	PACIFIC PORTFOLIO						February 28, 2000